Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Parenthetical) (Detail) - IFRS 16 [member]
$ in Millions
Dec. 31, 2020 ARS ($)
Upstream Contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated structured entities [line items]
All Upstream Contracts Excepted For Drilling Contract	$ 9,899
Accumulated Depreciation Of All Upstream Contracts	(21,032)
Drilling contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated structured entities [line items]
Drilling Contracts	$ 40,829